NATIXIS FUNDS TRUST I

February 5, 2016

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Natixis Funds Trust I
(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus for Loomis Sayles Core Plus Bond Fund, a series of Natixis Funds Trust I, does not differ from that which is contained in Post-Effective Amendment No. 118 that was filed electronically on January 27, 2016.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary